Income Taxes - Schedule of Components of the (Benefit from) Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current:
US Federal					$ 0	$ 0
US States					1,000	1,000
Foreign					(492,000)	581,000
Total current					(491,000)	582,000
Deferred:
US Federal					0	0
US States					0	0
Foreign					(107,000)	(48,000)
Total deferred			$ (36,000)	$ (147,000)	(107,000)	(48,000)
Total (benefit from) provision for income taxes	$ 55,000	$ (12,000)	348,000	(85,000)	(598,000)	534,000
BURTECH ACQUISITION CORP [Member]
Current:
US Federal					1,027,644	791,758
State
Change in valuation allowance					187,264	274,031
Deferred:
US Federal					(187,264)	(274,031)
Total (benefit from) provision for income taxes	$ 122,233	$ 179,326	$ 406,071	$ 952,909	$ 1,027,644	$ 791,758